Summary of Significant Accounting Policies - Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Anti-dilutive securities outstanding excluded from computation of diluted net loss per share	14,693,100	5,729,727
Warrants [Member]
Anti-dilutive securities outstanding excluded from computation of diluted net loss per share	7,023,464	634,300
Stock Options [Member]
Anti-dilutive securities outstanding excluded from computation of diluted net loss per share	757,977
Convertible Promissory Notes [Member]
Anti-dilutive securities outstanding excluded from computation of diluted net loss per share	6,911,659	5,095,427